UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24107

Founder Funds Trust
(Exact name of registrant as specified in charter)

25 Highland Park Village, Suite 100-587

Dallas, TX 75205
(Address of principal executive offices) (Zip code)

Michael Monaghan

25 Highland Park Village, Suite 100-587

Dallas, TX 75205
(Name and address of agent for service)

(866) 315-5322

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Founders 100 ETF
TF | FFF (Principal U.S. Listing Exchange: CBOE BZX Exchange Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Founders 100 ETF for the period of December 17, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.founderetfs.com. You can also request this information by contacting us at 1-866-315-5322.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Founders 100 ETF	$3	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the abbreviated period of December 17, 2025 to December 31, 2025, positive drivers of performance included rising confidence in semiconductor chip demand and a robust 2026 capital markets outlook, fueled by equity trading and investment banking, were more than offset by concerns over a potential AI-driven sales slowdown in select Software holdings, a potential slowing of US consumer spending, and the underperformance of select non-founder-led stocks before the quarterly rebalance into to Founder-Led stocks and REIT securities.

Top Contributors
↑	NVIDIA Corp.
↑	Oracle Corp.
↑	Goldman Sachs Group Inc.
↑	Apple Inc.
↑	Marvell Technology Inc.

Top Detractors
↓	Palantir Technologies Inc.
↓	Tesla Inc.
↓	Applovin Corp.
↓	Shopify Inc.
↓	Deere & Co.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
Founders 100 ETF	PAGE 1	TSR-AR-350933107

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SINCE INCEPTION TOTAL RETURN (%)

Since Inception (12/17/2025)
Founders 100 ETF NAV	-1.42
Wilshire 5000 Total Market Index	1.65
Visit https://www.founderetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$889,700
Number of Holdings	100
Net Advisory Fee	$247
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
NVIDIA Corp.	7.4%
Oracle Corp.	7.3%
Meta Platforms, Inc.	7.1%
Tesla, Inc.	6.7%
Palantir Technologies, Inc.	6.6%
Salesforce, Inc.	4.5%
AppLovin Corp.	3.8%
Shopify, Inc.	3.7%
Blackstone, Inc.	3.5%
Blackrock, Inc.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.founderetfs.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Founder Funds LLC documents not be householded, please contact Founder Funds LLC at 1-866-315-5322, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Founder Funds LLC or your financial intermediary.
Founders 100 ETF	PAGE 2	TSR-AR-350933107

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant at 1-866-315-5322.

Item 3. Audit Committee Financial Expert.

The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Brock Vandervliet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$19,500	N/A
(b) Audit-Related Fees	$0	N/A
(c) Tax Fees	$3,500	N/A
(d) All Other Fees	$5,000	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$0	N/A
Registrant’s Investment Adviser	$0	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Brock Vandervliet, David Perlin, and Matthew Loesch.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
December 31, 2025

Founder Funds Trust
Founders 100 ETF	|	FFF	|	Cboe BZX Exchange, Inc.

FOUNDERS 100 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Advertising - 0.3%
Trade Desk, Inc. - Class A(a)	79	$2,999
Aerospace & Defense - 0.1%
Loar Holdings, Inc.(a)	15	1,020
Apparel - 0.3%
On Holding AG - Class A(a)	53	2,463
Auto Manufacturers - 6.7%
Tesla, Inc.(a)	132	59,363
Banks - 1.4%
NU Holdings Ltd. - Class A(a)	764	12,789
Beverages - 1.3%
Monster Beverage Corp.(a)	155	11,884
Biotechnology - 2.4%
ADMA Biologics, Inc.(a)	37	675
Bridgebio Pharma, Inc.(a)	30	2,294
Krystal Biotech, Inc.(a)	5	1,233
Regeneron Pharmaceuticals, Inc.	17	13,122
TG Therapeutics, Inc.(a)	26	775
United Therapeutics Corp.(a)	7	3,411
		21,510
Commercial Services - 2.0%
Affirm Holdings, Inc.(a)	51	3,796
Block, Inc.(a)	97	6,314
Corpay, Inc.(a)	11	3,310
Paymentus Holdings, Inc. - Class A(a)	22	695
Toast, Inc. - Class A(a)	94	3,338
		17,453
Computers - 6.4%
Crowdstrike Holdings, Inc. - Class A(a)	40	18,751
Dell Technologies, Inc. - Class C	111	13,973
ExlService Holdings, Inc.(a)	25	1,061
Fortinet, Inc.(a)	120	9,529
Okta, Inc. - Class A(a)	28	2,421
Rubrik, Inc. - Class A(a)	34	2,600
Super Micro Computer, Inc.(a)	93	2,722
Zscaler, Inc.(a)	25	5,623
		56,680
Distribution & Wholesale - 0.3%
Watsco, Inc.	7	2,359
Diversified Financial Services - 9.8%
Apollo Global Management, Inc.	95	13,752
Ares Management Corp. - Class A	54	8,728
Blackrock, Inc.	27	28,899
Capital One Financial Corp.	102	24,721

	Shares	Value
Coinbase Global, Inc. - Class A(a)	44	$9,950
PJT Partners, Inc. - Class A	7	1,171
		87,221
Electronics - 0.2%
Sanmina Corp.(a)	8	1,201
Vicor Corp.(a)	7	767
		1,968
Energy - Alternate Sources - 0.3%
Enphase Energy, Inc.(a)	20	641
Nextpower, Inc. - Class A(a)	23	2,003
		2,644
Engineering & Construction - 0.5%
Comfort Systems USA, Inc.	5	4,666
Environmental Control - 0.8%
Waste Connections, Inc.	42	7,365
Healthcare - Products - 0.5%
Guardant Health, Inc.(a)	20	2,043
Penumbra, Inc.(a)	6	1,865
TransMedics Group, Inc.(a)	5	608
		4,516
Healthcare - Services - 0.4%
BrightSpring Health Services, Inc.(a)	28	1,049
Medpace Holdings, Inc.(a)	4	2,246
		3,295
Insurance - 0.4%
Assured Guaranty Ltd.	8	719
Essent Group Ltd.	16	1,040
Kinsale Capital Group, Inc.	4	1,565
		3,324
Internet - 22.2%
Airbnb, Inc. - Class A(a)	99	13,436
AppLovin Corp. - Class A(a)	50	33,691
DoorDash, Inc. - Class A(a)	66	14,948
Hims & Hers Health, Inc.(a)	36	1,169
MercadoLibre, Inc.(a)	8	16,114
Meta Platforms, Inc. - Class A	96	63,369
Robinhood Markets, Inc. - Class A(a)	140	15,834
Roku, Inc.(a)	24	2,604
Shopify, Inc. - Class A(a)	202	32,516
VeriSign, Inc.	15	3,644
		197,325
Investment Companies - 0.1%
Cipher Mining, Inc.(a)	57	841
Iron & Steel - 0.5%
Steel Dynamics, Inc.	24	4,067
Leisure Time - 0.6%
Viking Holdings Ltd.(a)	69	4,927

The accompanying notes are an integral part of these financial statements.

1

FOUNDERS 100 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
Media - 0.1%
Nexstar Media Group, Inc.	5	$1,015
Mining - 0.2%
MP Materials Corp.(a)	28	1,415
Oil & Gas - 0.2%
Comstock Resources, Inc.(a)	49	1,136
Matador Resources Co.	21	891
		2,027
Pharmaceuticals - 0.1%
Amneal Pharmaceuticals, Inc.(a)	50	630
Corcept Therapeutics, Inc.(a)	17	592
		1,222
Private Equity - 3.5%
Blackstone, Inc.	204	31,445
Real Estate - 0.1%
Compass, Inc. - Class A(a)	93	983
Retail - 1.9%
Carvana Co.(a)	34	14,349
Cava Group, Inc.(a)	18	1,056
Urban Outfitters, Inc.(a)	15	1,129
		16,534
Semiconductors - 8.3%
Monolithic Power Systems, Inc.	8	7,251
NVIDIA Corp.	351	65,461
SiTime Corp.(a)	4	1,413
		74,125
Software - 24.1%
Akamai Technologies, Inc.(a)	23	2,007
BILL Holdings, Inc.(a)	16	873
Clear Secure, Inc. - Class A	23	807
Datadog, Inc. - Class A(a)	56	7,615
Dropbox, Inc. - Class A(a)	42	1,168
Duolingo, Inc.(a)	7	1,228
Dynatrace, Inc.(a)	49	2,124
Hinge Health, Inc. - Class A(a)	13	604
JFrog Ltd.(a)	18	1,124
Oracle Corp.	331	64,515
Palantir Technologies, Inc. - Class A(a)	329	58,480
Paycom Software, Inc.	9	1,434
Pegasystems, Inc.	26	1,553
ROBLOX Corp. - Class A(a)	120	9,724
Salesforce, Inc.	152	40,266
Samsara, Inc. - Class A(a)	94	3,332
ServiceTitan, Inc. - Class A(a)	15	1,598
SS&C Technologies Holdings, Inc.	39	3,409
UiPath, Inc. - Class A(a)	87	1,426

	Shares	Value
Veeva Systems, Inc. - Class A(a)	26	$5,804
Zeta Global Holdings Corp. - Class A(a)	39	794
Zoom Communications, Inc.(a)	50	4,314
		214,199
Telecommunications - 3.8%
Arista Networks, Inc.(a)	191	25,027
Credo Technology Group Holding Ltd.(a)	26	3,741
Ubiquiti, Inc.	9	4,980
		33,748
TOTAL COMMON STOCKS (Cost $890,635)		887,392
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
REITS - 0.3%
Camden Property Trust	17	1,871
Vornado Realty Trust	32	1,065
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,892)		2,936
TOTAL INVESTMENTS - 100.1% (Cost $893,527)		$890,328
Liabilities in Excess of Other Assets - (0.1)%		(628)
TOTAL NET ASSETS - 100.0%		$889,700

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

FOUNDERS 100 ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS:
Investments, at value (Note 2)	$890,328
Total assets	890,328
LIABILITIES:
Other liabilities	303
Payable to Adviser (Note 3)	247
Payable to custodian	78
Total liabilities	628
NET ASSETS	$889,700
Net Assets Consists of:
Paid-in capital	$1,256,552
Total accumulated losses	(366,852)
Total net assets	$889,700
Net assets	$889,700
Shares issued and outstanding(a)	36,000
Net asset value per share	$24.71
Cost:
Investments, at cost	$893,527

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

FOUNDERS 100 ETF(a)
STATEMENT OF OPERATIONS
For the Period ended December 31, 2025

INVESTMENT INCOME:
Dividend income	$348
Total investment income	348
EXPENSES:
Investment advisory fee (Note 3)	247
Total expenses	247
NET INVESTMENT INCOME	101
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	624
In-kind redemptions	354,067
Net realized gain (loss)	354,691
Net change in unrealized appreciation (depreciation) on:
Investments	(367,576)
Net change in unrealized appreciation (depreciation)	(367,576)
Net realized and unrealized gain (loss)	(12,885)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,784)

(a)	Inception date of the Fund was December 17, 2025.
The accompanying notes are an integral part of these financial statements.

4

FOUNDERS 100 ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$101
Net realized gain (loss)	354,691
Net change in unrealized appreciation (depreciation)	(367,576)
Net increase (decrease) in net assets from operations	(12,784)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	503,492
Proceeds from shares issued in connection with reorganization (See Note 1)	651,812
Payments for shares redeemed	(252,820)
Net increase (decrease) in net assets from capital transactions	902,484
NET INCREASE (DECREASE) IN NET ASSETS	889,700
NET ASSETS:
Beginning of the period	—
End of the period	$889,700
SHARES TRANSACTIONS
Shares sold	20,000
Shares issued in connection with reorganization (See Note 1)	26,000
Shares redeemed	(10,000)
Total increase (decrease) in shares outstanding	36,000

(a)	Inception date of the Fund was December 17, 2025.
The accompanying notes are an integral part of these financial statements.

5

FOUNDERS 100 ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.07
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(0.36)
Total from investment operations	(0.36)
Net asset value, end of period	$24.71
TOTAL RETURN(e)	−1.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$890
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.31%
Portfolio turnover rate(e)(g)	53%

(a)	Inception date of the Fund was December 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025
NOTE 1 – ORGANIZATION
The Founders 100 ETF (the “Fund”) is a non-diversified series of Founder Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 27, 2025 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Founder ETFs, LLC (“Founder ETFs” or the “Adviser”) serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on December 17, 2025.
As part of the Fund’s commencement of operations on December 17, 2025, the Fund received an in-kind contribution, which consisted of $651,812 of securities which were recorded at their current value. However, as the transaction is intended to qualify as a non-taxable transaction for US federal income tax purposes, management has elected to retain the securities’ original cost basis for tax purposes. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The cost of the contributed securities as of December 17, 2025, was $287,435, resulting in net unrealized appreciation on investments of $364,378 as of that date. As a result of the in-kind contribution, the Fund issued 26,000 shares at a $25.07 per share net asset value.
The Founders 100 ETF is designed for investors with a long-term time horizon (generally 5+ years) seeking capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”) listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or last traded price for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

7

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$887,392	$—	$—	$887,392
Real Estate Investment Trusts - Common	2,936	—	—	2,936
Total Investments	$890,328	$—	$—	$890,328

Refer to the Schedule of Investments for industry classifications. The Fund held no Level 3 securities at any time during the period ended December 31, 2025.
B.
Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.
As of December 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of

8

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Additionally, there were no unrecognized tax benefits or expenses and the fund did not incur any interest or penalties for the year.
C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. or the New York Stock Exchange is closed for trading.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to the tax treatment of redemptions in-kind. For the year ended December 31, 2025, the following adjustments were made:

Paid-In Capital	Total Accumulated Losses
$354,068	$(354,068)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.
Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.75%. Out of the Investment Advisory Fee, the Adviser pays for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, interest, including extraordinary expenses (including

9

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
but not limited to litigation and indemnification expenses). The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the period ended December 31, 2025 are disclosed in the Statement of Operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and transfer agent. Under the Fund Administration and Accounting Agreement with the Trust, Fund Services provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. Fund Services is responsible for maintaining the books and records and calculating the daily net asset value of the Fund. In addition, Fund Services makes available the office space, equipment, personnel, and facilities required to provide such services. Pursuant to a Transfer Agency Services Agreement with the Trust, Fund Services acts as transfer agent to the Fund, dividend disbursing agent and shareholder servicing agent to the Fund and its affiliates. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.
Vigilant LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.
NOTE 4 – SEGMENT REPORTING
In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.
The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the period ended December 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $847,270 and $467,735, respectively.
For the period ended December 31, 2025, there were no purchases or sales of long-term U.S. government securities.
For the period ended December 31, 2025, in-kind transactions associated with creations and redemptions for the Fund were $490,798 and $618,932, respectively.

10

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of the fiscal period ended December 31, 2025, there were no distributions paid.
As of the fiscal period ended December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Investments, at cost	$893,527
Gross tax unrealized appreciation	19,632
Gross tax unrealized depreciation	(22,831)
Net tax unrealized appreciation (depreciation)	(3,199)
Undistributed ordinary income (loss)	682
Undistributed long-term capital gain (loss)	42
Total distributable earnings	724
Accumulated gain (loss)	(364,377)
Total accumulated losses (distributable earnings)	$(366,852)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year.
As of the fiscal period ended December 31, 2025, the Fund did not elect to defer any post-October losses or late-year losses.
As of the fiscal period ended December 31 2025, the Fund did not have long-term capital loss carryovers or short-term capital loss carryovers.
NOTE 7 – SHARES TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage value of the Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) cash redemptions (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. With respect to an Authorized Participant’s redemption of Fund shares, the combination of the standard Redemption Transaction Fee and the variable Redemption Transaction Fee will not exceed 2% of the value of the shares redeemed. Variable fees received by the

11

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.
NOTE 8 – BENEFICIAL OWNERSHIP
A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Adviser.
As of December 31, 2025, an individual employed by the Adviser owned 76.1% of the Fund’s outstanding shares.
NOTE 9 – NEW ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 2024. Through evaluation, management has found no implications of these changes on the financial statements.
NOTE 10 – SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

12

Founders 100 ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Founders 100 ETF and
Board of Trustees of Founder Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Founders 100 ETF (the “Fund”), a series of Founder Funds Trust, as of December 31, 2025, the related statement of operations and changes in net assets, and financial highlights for the period December 17, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period December 17, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2026

13

FOUNDERS 100 ETF
Board Considerations for Advisory Agreements
At a meeting held on September 26, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the Trustees”) of FOUNDER FUNDS TRUST (the “Trust”), including the Trustees who are not “interested persons”, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), approved the investment management agreement (the “Investment Advisory Agreement”) between the Trust and FOUNDER ETFS, LLC (the “Adviser”) on behalf of THE FOUNDERS 100 ETF.
Prior to the Meeting, the Independent Trustees received and considered information from the Adviser intended to provide the Board with the information necessary for the Board and a majority of the Independent Trustees to make the determination that the Investment Advisory Agreement was in the best interests of the Funds and their shareholders. Before voting to approve the Agreements, the Board reviewed these materials and the legal standards for the Board’s consideration of the approval of the Agreements. Representatives from the Adviser provided the Board with an overview, during the Meeting, of each Fund’s proposed strategy, the services proposed to be provided to the Funds by the Adviser, the rationale for launching each Fund, each Fund’s proposed fees, and the operational aspects of each Fund. This information, together with the information, discussions and presentations provided to the Board at the Meeting, formed the primary (but not exclusive) basis for the Board’s determinations. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.
In determining whether to approve the Agreements, the Board considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent and quality of services to be provided by the Adviser with respect to each Fund; (2) comparative fee and expense data for each Fund and other peer investment companies; (3) the estimated costs of the services to be provided and profits to be realized by the Adviser from those services; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the fees charged reflects such economies of scale for each Fund’s benefit; (5) the terms of the Investment Advisory Agreement; and (6) other benefits to the Adviser resulting from services rendered to each Fund. The Board’s analysis of these factors is set forth below. In their deliberations to approve the Agreements, each Trustee, in the exercise of their business judgment, weighed to varying degrees the importance of the information provided to them, did not identify any single factor or particular information that was all-important or controlling, and considered the information and made their determinations for each Fund separately and independently of the other Funds. The Board based its decision on the totality of the circumstances and relevant factors.
Nature, Extent and Quality of Services Provided. With regard to the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the Funds and related services. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board reviewed the biographies and tenure of the personnel involved in Trust management and the experience of the Adviser and its affiliates as investment adviser to other investment companies. The Board recognized the wide array of professionals employed by the Adviser, and their varying levels of experience and qualifications. Representatives of the Adviser discussed or otherwise presented their investment philosophies and strategies intended to provide investment performance consistent with each Fund’s investment objectives. The Board considered the information provided by the Adviser regarding investment oversight and risk management processes. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program and compliance record established pursuant to Rule 38a-1 under the 1940 Act with respect to other investment companies advised by the Adviser.
Based on their review of the information provided, the Board determined with respect to each Fund that the nature, extent and quality of services to be provided by the Adviser was satisfactory.
Fund Performance. Because each Fund is a newly created series of the Trust, the Board did not review the performance of the Funds as no track records were available.
Comparative Fee and Expense Data. In considering each Fund’s fees and expenses, the Board reviewed the fee and expense ratios for a variety of other funds in each Fund’s peer group. The Board received information from the Adviser comparing the unitary management fee rate for each Fund to the management fee of funds in a peer group. In this regard, the Board considered that the unitary management fee proposed to be charged to each Fund was within a reasonable

14

FOUNDERS 100 ETF
Board Considerations for Advisory Agreements(Continued)
range of fees charge to its peers. The Board also considered that the Adviser does not provide investment management services to other investment company and/or non-investment company clients with similar investment objectives/strategies as the Funds. The Board noted the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser. The Board recognized that it is difficult to compare management fees because the scope of investment management services provided may vary from one investment adviser to another and from one client to another.
The Board also compared each Fund’s total expense ratio to those of comparable funds with similar investment objectives and strategies, noting that each Fund’s projected total expense ratio was within a reasonable range of the expense ratios of its peers. The Board noted the relatively simple expense structure maintained by the Trust that consists of a unitary management fee, which is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the Funds. The Board considered that out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other service fees. However, the Adviser is not responsible for, among others, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
On the basis of the information provided, the Board concluded that the Advisor’s unitary management fee schedule with respect to the Fund is reasonable.
Cost of Advisory Services and Profitability. The Board considered the unitary management fee that each Fund pays to the Adviser under the Investment Advisory Agreement, as well as information from the Adviser regarding the projected profitability analysis and the expected asset level that will be required for each Fund to become profitable for the Adviser. The Board also considered the unitary management fee structure of the Fund whereby the Adviser assumes a majority of the expenses of each Fund. The Board took into account that the Funds had not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.
Following their review, the Board concluded that the costs for services provided by, and the level of profitability to, the Adviser were reasonable considering the services provided.
Economies of Scale. The Board considered whether there are expected to be economies of scale with respect to the management of the Funds as assets grow and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Funds were being passed along to shareholders. The Board noted the Adviser’s representations that, given the Funds are newly launched, the Adviser did not believe that economies of scale currently existed in the Adviser’s management of the Fund.
Other Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from their relationship with the Funds. The Board considered the extent to which the Adviser utilize soft dollar arrangements with respect to portfolio transactions and noted that the Adviser does not intend to utilize soft dollars with respect to the Funds. The Board noted there were currently no distribution or service fees being paid by the Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from their relationship with the Funds are reasonable and appropriate.
Conclusion. Based on all of the information presented to and considered by the Board, including the factors discussed above and other factors, the Board, and separately the Independent Trustees, determined that each of the Investment Advisory Agreement, including the fees payable thereunder, were fair and reasonable and in the best interests of each Fund and its shareholders and they unanimously voted to approve each of the Investment Advisory Agreement.

15

Founders 100 ETF
Other Non-Audited Information
December 31, 2025
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Founders 100 ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2025, were as follows:

Founders 100 ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal period ended December 31, 2025, were as follows:

Founders 100 ETF	0.00%

16

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

FOUNDER FUNDS TRUST

Board Considerations for Advisory Agreements

At a meeting held on September 26, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the Trustees”) of FOUNDER FUNDS TRUST (the “Trust”), including the Trustees who are not “interested persons”, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), approved the investment management agreement (the “Investment Advisory Agreement”) between the Trust and FOUNDER ETFS, LLC (the “Adviser”) on behalf of THE FOUNDERS 100 ETF.

Prior to the Meeting, the Independent Trustees received and considered information from the Adviser intended to provide the Board with the information necessary for the Board and a majority of the Independent Trustees to make the determination that the Investment Advisory Agreement was in the best interests of the Funds and their shareholders. Before voting to approve the Agreements, the Board reviewed these materials and the legal standards for the Board’s consideration of the approval of the Agreements. Representatives from the Adviser provided the Board with an overview, during the Meeting, of each Fund’s proposed strategy, the services proposed to be provided to the Funds by the Adviser, the rationale for launching each Fund, each Fund’s proposed fees, and the operational aspects of each Fund. This information, together with the information, discussions and presentations provided to the Board at the Meeting, formed the primary (but not exclusive) basis for the Board’s determinations. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In determining whether to approve the Agreements, the Board considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent and quality of services to be provided by the Adviser with respect to each Fund; (2) comparative fee and expense data for each Fund and other peer investment companies; (3) the estimated costs of the services to be provided and profits to be realized by the Adviser from those services; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the fees charged reflects such economies of scale for each Fund’s benefit; (5) the terms of the Investment Advisory Agreement; and (6) other benefits to the Adviser resulting from services rendered to each Fund. The Board’s analysis of these factors is set forth below. In their deliberations to approve the Agreements, each Trustee, in the exercise of their business judgment, weighed to varying degrees the importance of the information provided to them, did not identify any single factor or particular information that was all-important or controlling, and considered the information and made their determinations for each Fund separately and independently of the other Funds. The Board based its decision on the totality of the circumstances and relevant factors.

Nature, Extent and Quality of Services Provided. With regard to the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the Funds and related services. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board reviewed the biographies and tenure of the personnel involved in Trust management and the experience of the Adviser and its affiliates as investment adviser to other investment companies. The Board recognized the wide array of professionals employed by the Adviser, and their varying levels of experience and qualifications. Representatives of the Adviser discussed or otherwise presented their investment philosophies and strategies intended to provide investment performance consistent with each Fund’s investment objectives. The Board considered the information provided by the Adviser regarding investment oversight and risk management processes. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program and compliance record established pursuant to Rule 38a-1 under the 1940 Act with respect to other investment companies advised by the Adviser.

Based on their review of the information provided, the Board determined with respect to each Fund that the nature, extent and quality of services to be provided by the Adviser was satisfactory.

Fund Performance. Because each Fund is a newly created series of the Trust, the Board did not review the performance of the Funds as no track records were available.

Comparative Fee and Expense Data. In considering each Fund’s fees and expenses, the Board reviewed the fee and expense ratios for a variety of other funds in each Fund’s peer group. The Board received information from the Adviser comparing the unitary management fee rate for each Fund to the management fee of funds in a peer group. In this regard, the Board considered that the unitary management fee proposed to be charged to each Fund was within a reasonable range of fees charge to its peers. The Board also considered that the Adviser does not provide investment management services to other investment company and/or non-investment company clients with similar investment objectives/strategies as the Funds. The Board noted the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser. The Board recognized that it is difficult to compare management fees because the scope of investment management services provided may vary from one investment adviser to another and from one client to another.

The Board also compared each Fund’s total expense ratio to those of comparable funds with similar investment objectives and strategies, noting that each Fund’s projected total expense ratio was within a reasonable range of the expense ratios of its peers. The Board noted the relatively simple expense structure maintained by the Trust that consists of a unitary management fee, which is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the Funds. The Board considered that out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other service fees. However, the Adviser is not responsible for, among others, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

On the basis of the information provided, the Board concluded that the Advisor’s unitary management fee schedule with respect to the Fund is reasonable.

Cost of Advisory Services and Profitability. The Board considered the unitary management fee that each Fund pays to the Adviser under the Investment Advisory Agreement, as well as information from the Adviser regarding the projected profitability analysis and the expected asset level that will be required for each Fund to become profitable for the Adviser. The Board also considered the unitary management fee structure of the Fund whereby the Adviser assumes a majority of the expenses of each Fund. The Board took into account that the Funds had not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.

Following their review, the Board concluded that the costs for services provided by, and the level of profitability to, the Adviser were reasonable considering the services provided.

Economies of Scale. The Board considered whether there are expected to be economies of scale with respect to the management of the Funds as assets grow and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Funds were being passed along to shareholders. The Board noted the Adviser’s representations that, given the Funds are newly launched, the Adviser did not believe that economies of scale currently existed in the Adviser’s management of the Fund.

Other Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from their relationship with the Funds. The Board considered the extent to which the Adviser utilize soft dollar arrangements with respect to portfolio transactions and noted that the Adviser does not intend to utilize soft dollars with respect to the Funds. The Board noted there were currently no distribution or service fees being paid by the Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from their relationship with the Funds are reasonable and appropriate.

Conclusion. Based on all of the information presented to and considered by the Board, including the factors discussed above and other factors, the Board, and separately the Independent Trustees, determined that each of the Investment Advisory Agreement, including the fees payable thereunder, were fair and reasonable and in the best interests of each Fund and its shareholders and they unanimously voted to approve each of the Investment Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s form N-CSR filed December 31, 2025.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Founder Funds Trust

By (Signature and Title)	/s/ Michael Monaghan
Michael Monaghan, Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Monaghan
Michael Monaghan, Principal Executive Officer

Date	3/9/2026

By (Signature and Title)	/s/ Caitlin Johannes
Caitlin Johannes, Principal Financial Officer

Date	3/9/2026

* Print the name and title of each signing officer under his or her signature.